Employee Option Plans (Details 4) - Magic Plans [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of options
Outstanding at beginning of year | shares	220,767
Granted | shares
Exercised | shares	(78,500)
Forfeited | shares	(22,500)
Outstanding at end of year | shares	119,767
Exercisable at end of year | shares	119,767
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 3.83
Granted | $ / shares
Exercised | $ / shares	3.83
Forfeited | $ / shares
Outstanding at end of year | $ / shares	2.58
Exercisable at end of year | $ / shares	$ 2.58
Weighted average remaining contractual term (in years)
Outstanding at beginning of year	3 years 9 months 22 days
Outstanding at end of year	1 year 4 months 13 days
Exercisable at end of year	1 year 4 months 13 days
Aggregate intrinsic value
Outstanding at beginning of year | $	$ 1,684
Outstanding at end of year | $	1,171
Exercisable at end of year | $	$ 1,171